Nature of Business and Summary of Significant Accounting Policies - Schedule of Measured Stock-Based Compensation (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock based compensation, expected dividends	0.00%
Stock based compensation, forfeitures	$ 0
Minimum [Member]
Stock based compensation, expected term	2 years
Stock based compensation, exercise price	$ 0.0216
Stock based compensation, expected volatility	184.00%
Stock based compensation, risk-free interest rate	1.50%
Maximum [Member]
Stock based compensation, expected term	5 years
Stock based compensation, exercise price	$ 0.2669
Stock based compensation, expected volatility	217.00%
Stock based compensation, risk-free interest rate	1.87%